Expense Example {- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund & Treasury Money Market Fund Retail Combo PRO-15 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 46
3 years	148
5 years	260
10 years	$ 589